OPPENHEIMER QUEST SMALL CAP VALUE FUND
Supplement dated May 1, 1997 to the
Prospectus dated February 26, 1997

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 30) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2. The sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

     (1) The Fund's investment objective on page 11 would be restated as "The Fund seeks capital appreciation." The revised investment objective would remain a fundamental policy.

     (2) The Fund's investment policies listed under the caption
     "Investment Policies and Strategies" on page 11 would no longer be fundamental policies.

     (3) The Fund's policy on illiquid securities discussed on pages 15 and 17 would be changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

     (4) The Fund's policy on borrowing on page 17 would be changed to increase the amount the Fund may borrow from 10% of its total assets to 33-1/3% of its total assets.

     (5) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 17 would no longer be a fundamental policy.


3.   The second sentence in  "Class A Shares" under "Classes of
Shares" on page 25 is replaced by  the following:

     If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

4. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?"  on page 27:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

5. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30 is replaced by the following:

     The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

6.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 30, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 31 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 34:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38 is replaced with the following and a new sub-section (6) is added as follows:

             distributions from OppenheimerFunds prototype
     401(k) plans and from certain Massachusetts Mutual Life
     Insurance Company prototype 401(k) plans . . . or (6) for loans to participants or beneficiaries.

13. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38:

             Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

14. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 39:

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.



May 1, 1997                                                      PS0251.009

                 OPPENHEIMER QUEST SMALL CAP VALUE FUND
                      Supplement Dated May 1, 1997
      to the Statement of Additional Information dated February 26,
                                  1997

The section of the Statement of Additional Information entitled "Other Investment Restrictions" starting on page 13 is revised by this supplement to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

     The following policies would no longer be fundamental policies:
     (1) The Fund's policy that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against-the-box".
     (2) The Fund's policy that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases.
     (3) The Fund's policy that it may not invest more than 5% of its total assets (determined at the time of investment) in warrants or invest than more 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange.

     The following fundamental policies would be revised or eliminated:
     (4) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging or other non-speculative purposes would be replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."
     (5) The Fund's policy that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets would be eliminated.


May 1, 1997                                                      PX0251.004

                   OPPENHEIMER QUEST OFFICERS VALUE FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 24, 1997

The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 32 ) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2. The sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

     (1) The Fund's investment objective on page 10 would be restated as "The Fund seeks capital appreciation." The revised investment objective would remain a fundamental policy.

     (2) The Fund's investment policies listed under the caption
     "Investment Policies and Strategies" on page 10 would no longer be fundamental policies.

     (3) The Fund's policy on illiquid securities discussed on pages 16 and 18 would be changed to increase the amount of the Fund's assets that may be invested in such securities from 15% of its total assets to 15% of its net assets.

     (4) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 19 would no longer be a fundamental policy.

3.   The second sentence in  "Class A Shares" under "Classes of
Shares" on page 26 is replaced by  the following:

If you purchase Class A shares as part of an investment of at least
     $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

4. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?"  on page 29:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


5. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 33 is replaced by the following:

          The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.


6.   In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 33, the first sentence is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
     A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

7. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 34 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

8. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 37 is replaced by the following:

              if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

             if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

9. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 38:

             for distributions from Retirement Plans having
     500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

             for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


10. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 41:

     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 41:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 42 is replaced with the following and a new sub-section (6) is added as follows:

   distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans . . . or (6) for loans to participants or beneficiaries.

13. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 42:

             Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

14. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 44 :

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                      PS0229.008

                  OPPENHEIMER QUEST OFFICERS VALUE FUND
                      Supplement Dated May 1, 1997
      to the Statement of Additional Information dated February 24,
                                  1997

The section of the Statement of Additional Information entitled "Other Investment Restrictions" on pages 15 and 16 is revised by this supplement to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

  (1) The Fund's policy that it may not purchase securities on margin would no longer be a fundamental policy.

  (2) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes would be replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts;
  however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."




May 1, 1997                                                      PX0229.003

                 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated December 16, 1996

The supplement dated February 24, 1997 to the Prospectus is replaced by this supplement. The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

       (1)  If you invest $1 million or more
       ($500,000 or more for purchases by "Retirement
       Plans", as defined in "Class A Contingent
       Deferred Sales Charge" on page 28) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy
       Shares - Buying Class A Shares", below.

2. The sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

  (1) The Fund's investment objective on page 11 would be restated as "The Fund seeks growth of capital." The revised investment objective would remain a fundamental policy.

  (2) The Fund's investment policies listed under the caption
  "Investment Policies and Strategies" on page 11 would no longer be fundamental policies.

  (3) The Fund's policy on illiquid securities discussed on pages 15 and 16 would be changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

  (4) The Fund's policy on borrowing on page 16 would be changed to increase the amount the Fund may borrow from 10% of its total assets to 33-1/3% of its total assets.

  (5) The Fund's policy that it may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation on page 16 would no longer be a fundamental policy.

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 18 is hereby revised to read as follows:

  The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest.

  On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, Internal Revenue Service and other approvals.

4.     The second sentence in  "Class A Shares" under "Classes of
Shares" on page 23 is replaced by  the following:

  If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?"  on page 26:

  The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. The following third sub-paragraph is added to "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 28:

          Purchases by a retirement plan qualified under
  section 401(a) if the retirement plan has total plan assets of $500,000 or more.

7. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 28 is replaced by the following:

  The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-
  Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

8.     In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 29, the first sentence is replaced by the following:

  If you redeem any of those shares purchased prior to May
  1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
  A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

9. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 30 is replaced by the following:

  The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

10. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32 is replaced by the following:

           if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

          if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

11. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 32:

          for distributions from Retirement Plans having
  500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

          for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

12. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 35:

  If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 35:

  If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

14. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class
C Sales Charges" on page 36 is replaced with the following and a new sub-section (6) is added as follows:

          distributions from OppenheimerFunds prototype
  401(k) plans and from certain Massachusetts Mutual Life
  Insurance Company prototype 401(k) plans . . . or (6) for loans to participants or beneficiaries.

15. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 36:

          Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

16. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 37:

  Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

May 1, 1997                                                      PS0236.007

                OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                      Supplement Dated May 1, 1997
      to the Statement of Additional Information dated December 16,
                                  1997

The section of the Statement of Additional Information entitled "Other Investment Restrictions" starting on page 7 is revised by this supplement to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

  (1) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes would be replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

  (2) The Fund's policy that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against-the-box" would no longer be a fundamental policy.

  (3) The Fund's policy that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets would be eliminated.

  (4) The Fund's policy that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases would no longer be a fundamental policy.

May 1, 1997                                                      PX0236.003

               OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                    Supplement dated May 1, 1997 to the
                    Prospectus dated February 21, 1997

The supplement dated February 24, 1997 to the Prospectus is replaced by this supplement. The Prospectus is changed as follows:

1.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is replaced with the following:

     (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 29) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. The sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

  (1) The Fund's investment objective on page 10 would be restated as "The Fund seeks growth of capital and investment income." The revised investment objective would remain a fundamental policy.

  (2) The Fund's investment policies listed under the caption
  "Investment Policies and Strategies" on page 10 would no longer be fundamental policies.

  (3) The Fund's policy on illiquid securities discussed on pages 15 and 18 would be changed to increase the amount of the Fund's assets that may be invested in such securities from 10% of its total assets to 15% of its net assets.

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 19 is hereby revised to read as follows:

  The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest.

  On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, Internal Revenue Service and other approvals.

4.     The second sentence in  "Class A Shares" under "Classes of
Shares" on page 25 is replaced by  the following:

  If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

5. The following sentence is added to the end of "Which Class of Shares Should You Choose? - How Does It Affect Payments To My
Broker?"  on page 27:

  The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

6. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30 is replaced by the following:

  The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-
  Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

7.     In the third paragraph of "Buying Class A Shares - Class A
Contingent Deferred Sales Charge" on page 30, the first sentence is replaced by the following:

  If you redeem any of those shares purchased prior to May
  1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
  A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

8. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 31 is replaced by the following:

  The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

9. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 33 is replaced by the following:

           if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

          if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" on page 34:

          for distributions from Retirement Plans having
  500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

          for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


11. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

  If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

12. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

  If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

13. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class
C Sales Charges" on page 38 is replaced with the following and a new sub-section (6) is added as follows:

          distributions from OppenheimerFunds prototype
  401(k) plans and from certain Massachusetts Mutual Life
  Insurance Company prototype 401(k) plans . . . or (6) for loans to participants or beneficiaries.

14. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38:

          Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

15. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 39:

  Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-
  800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.







May 1, 1997                                                      PS0257.008

              OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                      Supplement Dated May 1, 1997
      to the Statement of Additional Information dated February 21,
                                  1997

The section of the Statement of Additional Information entitled "Other Investment Restrictions" on pages 15 and 16 is revised by this supplement to reflect that on February 4, 1997, the Board of Trustees of the Fund determined that some of the investment policies of the Fund should be changed as described below. The changes that involve fundamental policies have been submitted to the Fund's shareholders for a vote at a meeting scheduled for April 30, 1997, which has been adjourned. The proposed changes are as follows:

  (1) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes would be replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."
  (2) The Fund's policy that it may not purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except short sales "against-the-box" would no longer be a fundamental policy.
  (3) The Fund's policy that prevents the Fund from investing in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets would be eliminated.
  (4) The Fund's policy that it may not invest in interests in oil, gas or other mineral exploration or development programs or leases would no longer be a fundamental policy.
  (5) The Fund's policy that it may not invest more than 5% of its total assets (determined at the time of investment) in warrants or invest more than 2% of its total assets in warrants not listed on the New York or American Stock Exchange would no longer be a fundamental policy.


May 1, 1997                                                      PX0257.002